Supplement to the
Fidelity Advisor Focus Funds®
Class Z
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Matt Reed serves as co-manager of Fidelity Advisor® Financial Services Fund. Christopher Lee serves as co-manager of Fidelity Advisor® Financial Services Fund.

Tobias Welo serves as lead portfolio manager of Fidelity Advisor® Industrials Fund.

Janet Glazer serves as co-manager of Fidelity Advisor® Industrials Fund.

The following information supplements information for Fidelity Advisor® Financial Services Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Reed as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,545	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Financial Services Fund ($384 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity Advisor® Financial Services Fund beneficially owned by Mr. Reed was none.

The following information supplements information for Fidelity Advisor® Industrials Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Industrials Fund ($605 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity Advisor® Industrials Fund beneficially owned by Ms. Glazer was none.

AJSFZB-19-02 1.9893608.101	August 23, 2019